Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Plant and equipment	$ 319	$ 445	$ 506
Leasehold Improvements [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Plant and equipment	35	60	44
Leasehold Improvements [Member] | At Cost [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Plant and equipment	79	79
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Plant and equipment	(44)	(19)
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Plant and equipment	284	385	$ 462
Plant and Equipment [Member] | At Cost [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Plant and equipment	975	889
Plant and Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Plant and equipment	$ (691)	$ (504)